UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-215

Fidelity Hastings Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Growth Discovery Fund

September 30, 2014

1.808775.110

CII-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.4%
Automobiles - 3.1%
Harley-Davidson, Inc.	501,094	$ 29,164
Tesla Motors, Inc. (a)(d)	43,010	10,438
		39,602
Distributors - 0.2%
LKQ Corp. (a)	109,400	2,909
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	61,200	2,574
G8 Education Ltd.	287,387	1,288
H&R Block, Inc.	94,188	2,921
		6,783
Hotels, Restaurants & Leisure - 3.6%
Chipotle Mexican Grill, Inc. (a)	10,821	7,213
Domino's Pizza, Inc.	86,400	6,649
Dunkin' Brands Group, Inc.	133,069	5,964
Starbucks Corp.	213,226	16,090
Yum! Brands, Inc.	143,037	10,296
		46,212
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	26,929	3,631
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	19,024	6,134
Leisure Products - 0.0%
NJOY, Inc. (a)(f)	56,145	453
Media - 1.0%
Comcast Corp. Class A (special) (non-vtg.)	176,643	9,450
Lions Gate Entertainment Corp.	110,000	3,627
		13,077
Specialty Retail - 3.3%
CarMax, Inc. (a)	37,952	1,763
Home Depot, Inc.	207,824	19,066
Lowe's Companies, Inc.	66,900	3,540
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	116,604	13,779
Urban Outfitters, Inc. (a)	115,057	4,223
		42,371
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.9%
ECLAT Textile Co. Ltd.	11,436	$ 104
NIKE, Inc. Class B	134,967	12,039
		12,143
TOTAL CONSUMER DISCRETIONARY		173,315
CONSUMER STAPLES - 7.8%
Beverages - 1.0%
SABMiller PLC	120,224	6,681
The Coca-Cola Co.	136,336	5,816
		12,497
Food & Staples Retailing - 0.3%
Whole Foods Market, Inc.	105,351	4,015
Food Products - 4.3%
Keurig Green Mountain, Inc.	305,872	39,803
Mead Johnson Nutrition Co. Class A	84,329	8,114
The Hershey Co.	77,697	7,415
		55,332
Household Products - 1.6%
Procter & Gamble Co.	256,686	21,495
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	25,500	1,905
Herbalife Ltd.	135,333	5,921
		7,826
TOTAL CONSUMER STAPLES		101,165
ENERGY - 9.6%
Energy Equipment & Services - 3.5%
Dril-Quip, Inc. (a)	42,458	3,796
Halliburton Co.	330,900	21,346
Oceaneering International, Inc.	125,056	8,150
Pason Systems, Inc.	233,006	6,514
RigNet, Inc. (a)	131,461	5,318
		45,124
Oil, Gas & Consumable Fuels - 6.1%
Cheniere Energy, Inc. (a)	106,700	8,539
Continental Resources, Inc. (a)(d)	136,252	9,058
Emerge Energy Services LP	90,500	10,435
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	73,500	$ 7,278
EQT Midstream Partners LP	38,200	3,423
Golar LNG Ltd. (d)	210,561	13,981
Hoegh LNG Holdings Ltd. (a)	98,700	1,509
Markwest Energy Partners LP	46,800	3,595
Noble Energy, Inc.	50,600	3,459
Phillips 66 Partners LP	106,077	7,081
Pioneer Natural Resources Co.	26,700	5,259
Targa Resources Corp.	36,439	4,962
		78,579
TOTAL ENERGY		123,703
FINANCIALS - 7.5%
Banks - 1.2%
First Republic Bank	54,400	2,686
HDFC Bank Ltd.	31,265	464
HDFC Bank Ltd. sponsored ADR	257,455	11,992
		15,142
Capital Markets - 4.6%
BlackRock, Inc. Class A	23,394	7,681
E*TRADE Financial Corp. (a)	401,459	9,069
Fortress Investment Group LLC	166,100	1,143
Invesco Ltd.	279,284	11,026
KKR & Co. LP	146,609	3,269
Legg Mason, Inc.	98,300	5,029
The Blackstone Group LP	718,619	22,622
		59,839
Consumer Finance - 0.5%
American Express Co.	70,084	6,135
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. Class B (a)	23,600	3,260
McGraw Hill Financial, Inc.	87,612	7,399
		10,659
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.4%
Leopalace21 Corp. (a)	73,800	$ 405
Realogy Holdings Corp. (a)	132,581	4,932
		5,337
TOTAL FINANCIALS		97,112
HEALTH CARE - 16.5%
Biotechnology - 11.0%
Acceleron Pharma, Inc.	48,400	1,464
Actelion Ltd.	17,384	2,045
Alexion Pharmaceuticals, Inc. (a)	52,594	8,721
Biogen Idec, Inc. (a)	71,579	23,679
BioMarin Pharmaceutical, Inc. (a)	89,996	6,494
Cytokinetics, Inc. warrants 6/25/17 (a)	288,420	0
Enanta Pharmaceuticals, Inc. (a)(d)	105,984	4,194
Gilead Sciences, Inc. (a)	641,363	68,273
Insmed, Inc. (a)	342,678	4,472
Medivation, Inc. (a)	71,800	7,099
Ophthotech Corp.	48,445	1,886
Pfenex, Inc. (a)	107,100	788
Vanda Pharmaceuticals, Inc. (a)	161,748	1,679
Vertex Pharmaceuticals, Inc. (a)	101,400	11,388
		142,182
Health Care Equipment & Supplies - 0.7%
GI Dynamics, Inc. CDI (a)	161,679	68
Novadaq Technologies, Inc. (a)	194,800	2,472
The Cooper Companies, Inc.	45,107	7,025
		9,565
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd.	119,708	2,166
Health Care Technology - 0.2%
Cerner Corp. (a)	35,913	2,139
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)	57,526	9,430
Pharmaceuticals - 3.7%
AbbVie, Inc.	152,602	8,814
Actavis PLC (a)	108,377	26,149
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Astellas Pharma, Inc.	458,100	$ 6,821
Perrigo Co. PLC	40,432	6,072
		47,856
TOTAL HEALTH CARE		213,338
INDUSTRIALS - 9.9%
Aerospace & Defense - 2.5%
TransDigm Group, Inc.	54,527	10,051
United Technologies Corp.	208,412	22,008
		32,059
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	36,953	2,085
Building Products - 0.4%
A.O. Smith Corp.	116,744	5,520
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	219,398	6,281
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	99,891	4,877
Electrical Equipment - 0.5%
AMETEK, Inc.	88,945	4,466
Power Solutions International, Inc. (a)(d)	34,221	2,361
		6,827
Industrial Conglomerates - 2.4%
Danaher Corp.	300,255	22,813
Roper Industries, Inc.	53,114	7,770
		30,583
Machinery - 1.8%
Allison Transmission Holdings, Inc.	161,000	4,587
Caterpillar, Inc.	89,034	8,817
Manitowoc Co., Inc.	365,847	8,579
Sarine Technologies Ltd.	564,000	1,348
Sun Hydraulics Corp.	14,500	545
		23,876
Professional Services - 0.7%
Verisk Analytics, Inc. (a)	103,867	6,324
WageWorks, Inc. (a)	50,973	2,321
		8,645
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.5%
J.B. Hunt Transport Services, Inc.	92,600	$ 6,857
TOTAL INDUSTRIALS		127,610
INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 0.4%
QUALCOMM, Inc.	74,600	5,578
Electronic Equipment & Components - 0.6%
TE Connectivity Ltd.	138,863	7,678
Internet Software & Services - 15.8%
Alibaba Group Holding Ltd. sponsored ADR	41,300	3,670
Baidu.com, Inc. sponsored ADR (a)	31,200	6,809
CoStar Group, Inc. (a)	9,900	1,540
Cvent, Inc. (a)(d)	151,731	3,849
Facebook, Inc. Class A (a)	1,395,991	110,341
Google, Inc.:
Class A (a)	51,752	30,451
Class C (a)	51,752	29,880
NAVER Corp.	8,850	6,770
SPS Commerce, Inc. (a)	62,372	3,315
Textura Corp. (a)(d)	286,739	7,570
		204,195
IT Services - 2.1%
Gartner, Inc. Class A (a)	107,218	7,877
Visa, Inc. Class A	89,924	19,187
		27,064
Software - 4.4%
Activision Blizzard, Inc.	113,287	2,355
Computer Modelling Group Ltd.	276,400	2,873
Electronic Arts, Inc. (a)	423,734	15,089
Fleetmatics Group PLC (a)	40,850	1,246
salesforce.com, Inc. (a)	363,864	20,933
SolarWinds, Inc. (a)	123,481	5,192
SS&C Technologies Holdings, Inc. (a)	192,320	8,441
		56,129
Technology Hardware, Storage & Peripherals - 2.4%
Apple, Inc.	307,146	30,945
TOTAL INFORMATION TECHNOLOGY		331,589
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 4.8%
Chemicals - 2.3%
FMC Corp.	94,042	$ 5,378
Monsanto Co.	69,788	7,852
Sherwin-Williams Co.	47,095	10,313
Westlake Chemical Corp.	74,500	6,451
		29,994
Construction Materials - 2.5%
Caesarstone Sdot-Yam Ltd.	70,239	3,630
Eagle Materials, Inc.	194,598	19,816
James Hardie Industries PLC sponsored ADR	52,527	2,747
Vulcan Materials Co.	98,924	5,958
		32,151
TOTAL MATERIALS		62,145
TOTAL COMMON STOCKS (Cost $945,784)		1,229,977
Convertible Preferred Stocks - 0.4%

CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(f)	239,736	1,144
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.2%
Uber Technologies, Inc. 8.00% (f)	40,643	2,522
IT Services - 0.1%
AppNexus, Inc. Series E (f)	48,212	966
TOTAL INFORMATION TECHNOLOGY		3,488
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,596)		4,632
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 10/30/14 to 11/6/14 (e) (Cost $400)	$ 400	400
Money Market Funds - 7.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b)	56,987,858	$ 56,988
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	39,086,228	39,086
TOTAL MONEY MARKET FUNDS (Cost $96,074)		96,074
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $1,046,854)		1,331,083
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(39,286)
NET ASSETS - 100%		$ 1,291,797
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
168 ICE Russell 1000 Growth Index Contracts (United States)	Dec. 2014	$ 15,434	$ (214)
12 ICE Russell 2000 Mini Index Contracts (United States)	Dec. 2014	1,316	(85)
TOTAL EQUITY INDEX CONTRACTS		$ 16,750	$ (299)

The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $400,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,085,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$ 966
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 1,108
NJOY, Inc.	9/11/13	$ 454
Uber Technologies, Inc. 8.00%	6/6/14	$ 2,522
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 10
Fidelity Securities Lending Cash Central Fund	459
Total	$ 469
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 174,459	$ 172,862	$ -	$ 1,597
Consumer Staples	101,165	101,165	-	-
Energy	123,703	123,703	-	-
Financials	97,112	96,648	464	-
Health Care	213,338	213,338	-	-
Industrials	127,610	127,610	-	-
Information Technology	335,077	331,589	-	3,488
Materials	62,145	62,145	-	-
U.S. Government and Government Agency Obligations	400	-	400	-
Money Market Funds	96,074	96,074	-	-
Total Investments in Securities:	$ 1,331,083	$ 1,325,134	$ 864	$ 5,085
Derivative Instruments:
Liabilities
Futures Contracts	$ (299)	$ (299)	$ -	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $1,050,150,000. Net unrealized appreciation aggregated $280,933,000, of which $301,044,000 related to appreciated investment securities and $20,111,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the <Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mega Cap Stock Fund

September 30, 2014

1.808770.110

GII-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.8%
Automobiles - 0.1%
General Motors Co.	133,100	$ 4,251,214
Hotels, Restaurants & Leisure - 1.2%
Las Vegas Sands Corp.	80,200	4,989,242
McDonald's Corp.	87,600	8,305,356
Yum! Brands, Inc.	342,100	24,624,358
		37,918,956
Media - 4.7%
Comcast Corp. Class A (special) (non-vtg.) (d)	1,508,000	80,678,000
The Walt Disney Co.	150,200	13,372,306
Time Warner, Inc.	624,300	46,953,603
Twenty-First Century Fox, Inc. Class A	171,500	5,880,735
Viacom, Inc. Class B (non-vtg.)	125,600	9,663,664
		156,548,308
Multiline Retail - 2.2%
Target Corp.	1,176,800	73,761,824
Specialty Retail - 1.6%
Lowe's Companies, Inc.	1,017,500	53,846,100
TOTAL CONSUMER DISCRETIONARY		326,326,402
CONSUMER STAPLES - 11.1%
Beverages - 3.9%
Diageo PLC	608,641	17,554,508
PepsiCo, Inc.	385,405	35,877,351
SABMiller PLC	280,689	15,598,736
The Coca-Cola Co.	1,423,900	60,743,574
		129,774,169
Food & Staples Retailing - 1.7%
CVS Health Corp.	346,400	27,569,976
Walgreen Co.	462,097	27,388,489
		54,958,465
Food Products - 0.2%
Kellogg Co.	136,700	8,420,720
Household Products - 2.1%
Procter & Gamble Co.	818,400	68,532,816
Tobacco - 3.2%
British American Tobacco PLC sponsored ADR	442,800	50,071,824
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	492,830	$ 41,102,022
Reynolds American, Inc.	263,200	15,528,800
		106,702,646
TOTAL CONSUMER STAPLES		368,388,816
ENERGY - 10.7%
Energy Equipment & Services - 1.2%
National Oilwell Varco, Inc.	115,100	8,759,110
Schlumberger Ltd.	311,800	31,706,942
		40,466,052
Oil, Gas & Consumable Fuels - 9.5%
Anadarko Petroleum Corp.	59,600	6,045,824
Apache Corp.	367,005	34,450,759
BG Group PLC	1,745,400	32,221,563
Canadian Natural Resources Ltd.	486,500	18,900,500
Chevron Corp.	642,700	76,686,964
Exxon Mobil Corp.	328,571	30,902,103
Imperial Oil Ltd.	399,600	18,878,375
Kinder Morgan Holding Co. LLC	127,600	4,892,184
Occidental Petroleum Corp.	310,000	29,806,500
Suncor Energy, Inc.	1,058,900	38,320,654
The Williams Companies, Inc.	465,000	25,737,750
		316,843,176
TOTAL ENERGY		357,309,228
FINANCIALS - 18.9%
Banks - 13.1%
Bank of America Corp.	5,097,500	86,912,375
Citigroup, Inc.	1,623,170	84,112,669
JPMorgan Chase & Co.	2,380,600	143,407,344
PNC Financial Services Group, Inc.	211,600	18,108,728
Standard Chartered PLC (United Kingdom)	1,487,189	27,496,958
U.S. Bancorp	691,100	28,908,713
Wells Fargo & Co.	891,130	46,222,913
		435,169,700
Capital Markets - 3.2%
BlackRock, Inc. Class A	15,800	5,187,456
Charles Schwab Corp.	816,100	23,985,179
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.	20,100	$ 3,689,757
Morgan Stanley	1,045,100	36,129,107
State Street Corp.	515,300	37,931,233
		106,922,732
Diversified Financial Services - 0.3%
IntercontinentalExchange Group, Inc.	44,200	8,621,210
Insurance - 2.3%
American International Group, Inc.	589,000	31,817,780
Marsh & McLennan Companies, Inc.	188,480	9,865,043
MetLife, Inc.	645,195	34,659,875
		76,342,698
TOTAL FINANCIALS		627,056,340
HEALTH CARE - 9.1%
Biotechnology - 1.4%
Amgen, Inc.	299,490	42,066,365
Biogen Idec, Inc. (a)	15,700	5,193,717
		47,260,082
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	412,700	17,164,193
Health Care Providers & Services - 2.2%
Express Scripts Holding Co. (a)	293,607	20,737,462
McKesson Corp.	200,000	38,934,000
UnitedHealth Group, Inc.	163,748	14,123,265
		73,794,727
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	83,900	10,210,630
Pharmaceuticals - 4.7%
AbbVie, Inc.	217,000	12,533,920
GlaxoSmithKline PLC sponsored ADR (d)	768,500	35,327,945
Johnson & Johnson	500,100	53,305,659
Merck & Co., Inc.	235,600	13,966,368
Novartis AG sponsored ADR	141,900	13,357,047
Teva Pharmaceutical Industries Ltd. sponsored ADR	471,300	25,332,375
		153,823,314
TOTAL HEALTH CARE		302,252,946
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	105,300	$ 9,805,536
The Boeing Co.	288,500	36,749,130
United Technologies Corp.	214,100	22,608,960
		69,163,626
Air Freight & Logistics - 2.0%
FedEx Corp.	137,100	22,134,795
United Parcel Service, Inc. Class B	462,400	45,449,296
		67,584,091
Commercial Services & Supplies - 0.1%
Waste Management, Inc.	77,700	3,693,081
Industrial Conglomerates - 3.5%
Danaher Corp.	130,170	9,890,317
General Electric Co.	4,105,900	105,193,158
		115,083,475
Machinery - 0.5%
Caterpillar, Inc.	50,300	4,981,209
Cummins, Inc.	7,500	989,850
Deere & Co.	129,700	10,634,103
		16,605,162
Road & Rail - 2.1%
CSX Corp.	1,096,100	35,140,966
Norfolk Southern Corp.	194,700	21,728,520
Union Pacific Corp.	131,790	14,288,672
		71,158,158
TOTAL INDUSTRIALS		343,287,593
INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 2.9%
Cisco Systems, Inc.	2,381,300	59,937,321
QUALCOMM, Inc.	512,900	38,349,533
		98,286,854
Internet Software & Services - 4.3%
Facebook, Inc. Class A (a)	4,144	327,542
Google, Inc.:
Class A (a)	99,950	58,811,580
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc.: - continued
Class C (a)	87,650	$ 50,605,604
Yahoo!, Inc. (a)	781,939	31,864,014
		141,608,740
IT Services - 3.9%
Cognizant Technology Solutions Corp. Class A (a)	531,800	23,808,686
IBM Corp.	159,800	30,334,834
MasterCard, Inc. Class A	500,300	36,982,176
Visa, Inc. Class A	176,100	37,574,457
		128,700,153
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	582,925	12,597,009
Broadcom Corp. Class A	820,836	33,178,191
		45,775,200
Software - 5.4%
Adobe Systems, Inc. (a)	234,000	16,190,460
Microsoft Corp.	2,587,000	119,933,320
Oracle Corp.	866,900	33,184,932
salesforce.com, Inc. (a)	197,033	11,335,308
		180,644,020
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	1,524,907	153,634,382
EMC Corp.	523,400	15,314,684
First Data Holdings, Inc. Class B (e)	2,429,231	9,716,924
		178,665,990
TOTAL INFORMATION TECHNOLOGY		773,680,957
MATERIALS - 2.6%
Chemicals - 2.1%
E.I. du Pont de Nemours & Co.	309,900	22,238,424
Monsanto Co.	301,110	33,877,886
Syngenta AG (Switzerland)	42,055	13,316,537
		69,432,847
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	475,900	15,538,135
TOTAL MATERIALS		84,970,982
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
Verizon Communications, Inc.	1,599,125	$ 79,940,259
UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp.	89,600	3,054,464
Southern Co.	100,400	4,382,460
		7,436,924
TOTAL COMMON STOCKS (Cost $2,651,011,196)		3,270,650,447
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 0.12% (b)	37,511,202	37,511,202
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	4,553,975	4,553,975
TOTAL MONEY MARKET FUNDS (Cost $42,065,177)		42,065,177
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $2,693,076,373)		3,312,715,624
NET OTHER ASSETS (LIABILITIES) - 0.3%		9,863,913
NET ASSETS - 100%		$ 3,322,579,537
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,716,924 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 9,716,924
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,653
Fidelity Securities Lending Cash Central Fund	21,738
Total	$ 39,391
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 326,326,402	$ 326,326,402	$ -	$ -
Consumer Staples	368,388,816	350,834,308	17,554,508	-
Energy	357,309,228	325,087,665	32,221,563	-
Financials	627,056,340	627,056,340	-	-
Health Care	302,252,946	302,252,946	-	-
Industrials	343,287,593	343,287,593	-	-
Information Technology	773,680,957	763,964,033	-	9,716,924
Materials	84,970,982	71,654,445	13,316,537	-
Telecommunication Services	79,940,259	79,940,259	-	-
Utilities	7,436,924	7,436,924	-	-
Money Market Funds	42,065,177	42,065,177	-	-
Total Investments in Securities:	$ 3,312,715,624	$ 3,239,906,092	$ 63,092,608	$ 9,716,924

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 35,909,707
Level 2 to Level 1	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $2,698,560,553. Net unrealized appreciation aggregated $614,155,071, of which $641,521,265 related to appreciated investment securities and $27,366,194 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Fifty

September 30, 2014

1.808769.110

FIF-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Hotels, Restaurants & Leisure - 2.2%
Marriott International, Inc. Class A	232,000	$ 16,216,800
Media - 4.2%
Comcast Corp. Class A	425,000	22,856,500
The Walt Disney Co.	97,000	8,635,910
		31,492,410
Specialty Retail - 1.9%
TJX Companies, Inc.	240,000	14,200,800
TOTAL CONSUMER DISCRETIONARY		61,910,010
CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 3.6%
CVS Health Corp.	342,000	27,219,780
ENERGY - 9.3%
Energy Equipment & Services - 1.0%
Halliburton Co.	113,000	7,289,630
Oil, Gas & Consumable Fuels - 8.3%
Cabot Oil & Gas Corp.	996,000	32,559,240
EOG Resources, Inc.	149,000	14,753,980
Newfield Exploration Co. (a)	399,000	14,790,930
		62,104,150
TOTAL ENERGY		69,393,780
FINANCIALS - 19.4%
Banks - 6.9%
Bank of America Corp.	1,824,000	31,099,200
Citigroup, Inc.	165,000	8,550,300
Wells Fargo & Co.	228,000	11,826,360
		51,475,860
Capital Markets - 6.1%
Ameriprise Financial, Inc.	312,200	38,519,236
Invesco Ltd.	195,000	7,698,600
		46,217,836
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 6.4%
McGraw Hill Financial, Inc.	484,000	$ 40,873,800
Moody's Corp.	77,000	7,276,500
		48,150,300
TOTAL FINANCIALS		145,843,996
HEALTH CARE - 16.7%
Biotechnology - 8.7%
Amgen, Inc.	116,000	16,293,360
Biogen Idec, Inc. (a)	47,000	15,548,070
Celgene Corp. (a)	161,000	15,259,580
Gilead Sciences, Inc. (a)	92,000	9,793,400
Intercept Pharmaceuticals, Inc. (a)	34,477	8,160,361
		65,054,771
Health Care Equipment & Supplies - 1.1%
The Cooper Companies, Inc.	53,327	8,305,680
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)	33,700	5,524,104
Pharmaceuticals - 6.2%
AbbVie, Inc.	258,000	14,902,080
Actavis PLC (a)	41,220	9,945,562
Mallinckrodt PLC (a)	38,000	3,425,700
Perrigo Co. PLC	50,000	7,509,500
Prestige Brands Holdings, Inc. (a)	331,000	10,714,470
		46,497,312
TOTAL HEALTH CARE		125,381,867
INDUSTRIALS - 10.9%
Air Freight & Logistics - 0.6%
FedEx Corp.	29,000	4,682,050
Airlines - 0.9%
American Airlines Group, Inc.	75,000	2,661,000
Spirit Airlines, Inc. (a)	58,307	4,031,346
		6,692,346
Machinery - 4.2%
Cummins, Inc.	238,200	31,437,636
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 5.1%
Norfolk Southern Corp.	172,100	$ 19,206,360
Union Pacific Corp.	177,000	19,190,340
		38,396,700
Trading Companies & Distributors - 0.1%
AerCap Holdings NV (a)	5,100	208,590
TOTAL INDUSTRIALS		81,417,322
INFORMATION TECHNOLOGY - 25.0%
Electronic Equipment & Components - 1.3%
Zebra Technologies Corp. Class A (a)	133,000	9,439,010
Internet Software & Services - 9.2%
Alibaba Group Holding Ltd. sponsored ADR	24,100	2,141,285
Facebook, Inc. Class A (a)	345,400	27,300,416
Google, Inc. Class A (a)	67,200	39,541,152
		68,982,853
IT Services - 4.0%
Fidelity National Information Services, Inc.	152,000	8,557,600
MasterCard, Inc. Class A	290,000	21,436,800
		29,994,400
Semiconductors & Semiconductor Equipment - 0.8%
Applied Materials, Inc.	117,000	2,528,370
NXP Semiconductors NV (a)	57,000	3,900,510
		6,428,880
Software - 9.7%
Adobe Systems, Inc. (a)	561,025	38,817,320
Intuit, Inc.	78,000	6,836,700
Microsoft Corp.	390,000	18,080,400
salesforce.com, Inc. (a)	152,700	8,784,831
		72,519,251
TOTAL INFORMATION TECHNOLOGY		187,364,394
MATERIALS - 0.9%
Chemicals - 0.5%
Ecolab, Inc.	33,000	3,789,390
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.4%
United States Steel Corp.	85,000	$ 3,329,450
TOTAL MATERIALS		7,118,840
UTILITIES - 1.2%
Independent Power and Renewable Electricity Producers - 0.3%
NextEra Energy Partners LP	50,000	1,734,500
Independent Power Producers & Energy Traders - 0.9%
Dynegy, Inc. (a)	241,484	6,969,228
TOTAL UTILITIES		8,703,728
TOTAL COMMON STOCKS (Cost $677,051,442)		714,353,717
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.12% (b) (Cost $34,544,285)	34,544,285	34,544,285
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $711,595,727)		748,898,002
NET OTHER ASSETS (LIABILITIES) - 0.1%		912,080
NET ASSETS - 100%		$ 749,810,082
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,350
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $712,336,404. Net unrealized appreciation aggregated $36,561,598, of which $51,168,946 related to appreciated investment securities and $14,607,348 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Fund

September 30, 2014

1.808776.110

FID-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.4%
Hotels, Restaurants & Leisure - 1.5%
Starbucks Corp.	1,145,098	$ 86,409
Media - 4.2%
Comcast Corp. Class A	2,107,000	113,314
The Walt Disney Co.	1,373,800	122,309
		235,623
Specialty Retail - 1.1%
TJX Companies, Inc.	1,048,600	62,046
Textiles, Apparel & Luxury Goods - 1.6%
Ralph Lauren Corp.	225,000	37,064
VF Corp.	850,000	56,126
		93,190
TOTAL CONSUMER DISCRETIONARY		477,268
CONSUMER STAPLES - 8.4%
Beverages - 1.6%
The Coca-Cola Co.	2,100,000	89,586
Food & Staples Retailing - 2.0%
CVS Health Corp.	1,421,700	113,153
Food Products - 2.3%
Bunge Ltd.	588,800	49,595
Keurig Green Mountain, Inc.	260,000	33,834
Mondelez International, Inc.	1,375,000	47,114
		130,543
Household Products - 1.9%
Procter & Gamble Co.	1,094,700	91,670
Svenska Cellulosa AB (SCA) (B Shares)	800,000	19,080
		110,750
Tobacco - 0.6%
Altria Group, Inc.	800,000	36,752
TOTAL CONSUMER STAPLES		480,784
ENERGY - 7.1%
Oil, Gas & Consumable Fuels - 7.1%
Anadarko Petroleum Corp.	678,350	68,812
Cheniere Energy Partners LP	1,000,000	32,720
EOG Resources, Inc.	690,000	68,324
EQT Midstream Partners LP	550,000	49,286
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Holding Co. LLC (d)	813,000	$ 31,170
MPLX LP	600,000	35,364
Phillips 66 Co.	650,000	52,852
The Williams Companies, Inc.	1,147,000	63,486
		402,014
FINANCIALS - 20.0%
Banks - 9.2%
Bank of America Corp.	7,277,200	124,076
Citigroup, Inc.	1,500,000	77,730
JPMorgan Chase & Co.	1,907,000	114,878
SunTrust Banks, Inc.	1,364,900	51,907
Wells Fargo & Co.	2,969,167	154,011
		522,602
Capital Markets - 3.8%
E*TRADE Financial Corp. (a)	1,481,700	33,472
Goldman Sachs Group, Inc.	325,000	59,660
Invesco Ltd.	1,350,000	53,298
Morgan Stanley	2,098,700	72,552
		218,982
Consumer Finance - 2.5%
American Express Co.	967,092	84,659
Discover Financial Services	923,400	59,458
		144,117
Diversified Financial Services - 3.2%
Berkshire Hathaway, Inc. Class B (a)	750,000	103,605
McGraw Hill Financial, Inc.	935,625	79,014
		182,619
Insurance - 0.9%
American International Group, Inc.	900,000	48,618
Real Estate Investment Trusts - 0.4%
Altisource Residential Corp. Class B	896,600	21,518
TOTAL FINANCIALS		1,138,456
HEALTH CARE - 17.1%
Biotechnology - 7.8%
Actelion Ltd.	175,000	20,585
Alexion Pharmaceuticals, Inc. (a)	275,000	45,601
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc.	769,900	$ 108,140
Biogen Idec, Inc. (a)	294,600	97,457
Cubist Pharmaceuticals, Inc.	652,978	43,319
Genmab A/S (a)	470,000	19,937
Gilead Sciences, Inc. (a)	914,800	97,380
Seattle Genetics, Inc. (a)	314,300	11,686
		444,105
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	3,200,000	37,792
Health Care Providers & Services - 1.0%
McKesson Corp.	300,000	58,401
Life Sciences Tools & Services - 1.7%
Illumina, Inc. (a)	251,864	41,286
Thermo Fisher Scientific, Inc.	450,000	54,765
		96,051
Pharmaceuticals - 5.9%
AbbVie, Inc.	1,250,000	72,200
Actavis PLC (a)	375,000	90,480
Johnson & Johnson	1,250,000	133,238
Teva Pharmaceutical Industries Ltd. sponsored ADR	500,000	26,875
Theravance, Inc. (d)	746,233	12,753
		335,546
TOTAL HEALTH CARE		971,895
INDUSTRIALS - 8.8%
Aerospace & Defense - 3.4%
Honeywell International, Inc.	504,200	46,951
Huntington Ingalls Industries, Inc.	425,000	44,289
Textron, Inc.	1,658,600	59,693
The Boeing Co.	315,000	40,125
		191,058
Airlines - 0.5%
American Airlines Group, Inc.	800,000	28,384
Electrical Equipment - 0.4%
Generac Holdings, Inc. (a)(d)	579,965	23,512
Industrial Conglomerates - 0.9%
Danaher Corp.	641,900	48,772
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 1.9%
Cummins, Inc.	389,000	$ 51,340
Deere & Co.	300,000	24,597
Manitowoc Co., Inc.	1,361,400	31,925
		107,862
Road & Rail - 1.7%
Union Pacific Corp.	911,600	98,836
TOTAL INDUSTRIALS		498,424
INFORMATION TECHNOLOGY - 20.6%
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	1,172,738	117,110
Internet Software & Services - 6.9%
Akamai Technologies, Inc. (a)	500,000	29,900
Alibaba Group Holding Ltd. sponsored ADR	183,600	16,313
Facebook, Inc. Class A (a)	1,450,000	114,608
Google, Inc.:
Class A (a)	199,800	117,564
Class C (a)	199,800	115,357
		393,742
IT Services - 0.9%
Fidelity National Information Services, Inc.	860,700	48,457
Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc.	1,950,000	42,140
Freescale Semiconductor, Inc. (a)(d)	1,209,485	23,621
NXP Semiconductors NV (a)	988,500	67,643
		133,404
Software - 4.2%
Adobe Systems, Inc. (a)	1,175,000	81,298
Microsoft Corp.	3,000,000	139,080
salesforce.com, Inc. (a)	325,000	18,697
		239,075
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	2,390,200	240,810
TOTAL INFORMATION TECHNOLOGY		1,172,598
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 6.4%
Chemicals - 3.8%
Airgas, Inc.	350,000	$ 38,728
Celanese Corp. Class A	189,204	11,072
CF Industries Holdings, Inc.	63,983	17,865
E.I. du Pont de Nemours & Co.	600,000	43,056
Methanex Corp. (d)	500,000	33,376
Monsanto Co.	659,900	74,245
		218,342
Construction Materials - 1.5%
Martin Marietta Materials, Inc.	377,000	48,610
Vulcan Materials Co.	615,599	37,078
		85,688
Metals & Mining - 1.1%
Alcoa, Inc.	1,800,000	28,962
Steel Dynamics, Inc.	1,400,000	31,654
		60,616
TOTAL MATERIALS		364,646
TOTAL COMMON STOCKS (Cost $4,158,163)		5,506,085
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 10/23/14 to 12/11/14 (e) (Cost $11,410)	$ 11,410	11,410
Money Market Funds - 4.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b)	149,636,399	$ 149,636
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	116,258,750	116,259
TOTAL MONEY MARKET FUNDS (Cost $265,895)		265,895
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $4,435,468)		5,783,390
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(95,295)
NET ASSETS - 100%		$ 5,688,095
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,426 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2014	$ 140,140	$ (342)

The face value of futures purchased as a percentage of net assets is 2.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,005,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 33
Fidelity Securities Lending Cash Central Fund	530
Total	$ 563
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 477,268	$ 477,268	$ -	$ -
Consumer Staples	480,784	480,784	-	-
Energy	402,014	402,014	-	-
Financials	1,138,456	1,138,456	-	-
Health Care	971,895	971,895	-	-
Industrials	498,424	498,424	-	-
Information Technology	1,172,598	1,172,598	-	-
Materials	364,646	364,646	-	-
U.S. Government and Government Agency Obligations	11,410	-	11,410	-
Money Market Funds	265,895	265,895	-	-
Total Investments in Securities:	$ 5,783,390	$ 5,771,980	$ 11,410	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (342)	$ (342)	$ -	$ -
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $4,440,636,000. Net unrealized appreciation aggregated $1,342,754,000, of which $1,386,504,000 related to appreciated investment securities and $43,750,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Growth
& Income Fund

September 30, 2014

1.951037.101

MHT-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Automobiles - 0.1%
General Motors Co.	205,800	$ 6,573,252
Diversified Consumer Services - 0.3%
H&R Block, Inc.	971,075	30,113,036
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	939,600	48,351,816
Domino's Pizza, Inc.	90,200	6,941,792
Las Vegas Sands Corp.	208,600	12,977,006
McDonald's Corp.	346,510	32,852,613
Yum! Brands, Inc.	1,026,755	73,905,825
		175,029,052
Household Durables - 0.2%
Tupperware Brands Corp.	213,500	14,740,040
Media - 3.9%
Comcast Corp. Class A (special) (non-vtg.)	3,548,300	189,834,050
Lamar Advertising Co. Class A	155,700	7,668,225
Scripps Networks Interactive, Inc. Class A	176,714	13,799,596
Sinclair Broadcast Group, Inc. Class A	1,270,223	33,140,118
Time Warner, Inc.	1,356,277	102,005,593
Viacom, Inc. Class B (non-vtg.)	288,900	22,227,966
		368,675,548
Multiline Retail - 2.2%
Target Corp.	3,355,775	210,339,977
Specialty Retail - 2.0%
DSW, Inc. Class A	588,100	17,707,691
Lowe's Companies, Inc.	2,504,700	132,548,724
Sally Beauty Holdings, Inc. (a)	543,900	14,886,543
Staples, Inc.	629,484	7,616,756
TJX Companies, Inc.	329,900	19,520,183
		192,279,897
Textiles, Apparel & Luxury Goods - 0.1%
adidas AG	192,250	14,387,166
TOTAL CONSUMER DISCRETIONARY		1,012,137,968
CONSUMER STAPLES - 11.5%
Beverages - 3.4%
Diageo PLC	1,535,352	44,282,834
PepsiCo, Inc.	843,000	78,474,870
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
SABMiller PLC	696,713	$ 38,718,447
The Coca-Cola Co.	3,888,718	165,892,710
		327,368,861
Food & Staples Retailing - 1.3%
CVS Health Corp.	731,800	58,243,962
Kroger Co.	255,928	13,308,256
Walgreen Co.	879,093	52,103,842
		123,656,060
Food Products - 0.4%
Kellogg Co.	563,373	34,703,777
Household Products - 2.1%
Procter & Gamble Co.	2,198,100	184,068,894
Svenska Cellulosa AB (SCA) (B Shares)	461,053	10,996,012
		195,064,906
Tobacco - 4.3%
British American Tobacco PLC sponsored ADR	1,234,759	139,626,548
Lorillard, Inc.	2,116,765	126,815,391
Philip Morris International, Inc.	1,085,666	90,544,544
Reynolds American, Inc.	922,800	54,445,200
		411,431,683
TOTAL CONSUMER STAPLES		1,092,225,287
ENERGY - 10.4%
Energy Equipment & Services - 1.0%
Ensco PLC Class A	627,800	25,934,418
National Oilwell Varco, Inc.	72,000	5,479,200
Oceaneering International, Inc.	331,800	21,623,406
Schlumberger Ltd.	435,007	44,235,862
		97,272,886
Oil, Gas & Consumable Fuels - 9.4%
Apache Corp.	736,441	69,129,717
BG Group PLC	4,488,650	82,864,282
Canadian Natural Resources Ltd.	1,002,600	38,950,959
Chevron Corp.	2,008,535	239,658,396
EQT Midstream Partners LP	113,900	10,206,579
Exxon Mobil Corp.	239,765	22,549,898
Golar LNG Ltd. (e)	344,300	22,861,520
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Imperial Oil Ltd.	1,167,900	$ 55,175,311
Kinder Morgan Holding Co. LLC	266,500	10,217,610
Markwest Energy Partners LP	1,066,140	81,900,875
Occidental Petroleum Corp.	410,660	39,484,959
Peabody Energy Corp.	528,487	6,542,669
PrairieSky Royalty Ltd.	56,100	1,765,726
Suncor Energy, Inc.	2,975,300	107,673,476
The Williams Companies, Inc.	1,601,757	88,657,250
Western Gas Partners LP	124,000	9,300,000
		886,939,227
TOTAL ENERGY		984,212,113
FINANCIALS - 19.7%
Banks - 12.2%
Bank of America Corp.	11,166,305	190,385,500
Citigroup, Inc.	4,171,783	216,181,795
FirstMerit Corp.	506,400	8,912,640
JPMorgan Chase & Co.	6,392,254	385,069,376
M&T Bank Corp.	108,209	13,341,088
PNC Financial Services Group, Inc.	664,524	56,869,964
Standard Chartered PLC (United Kingdom)	4,107,489	75,944,250
SunTrust Banks, Inc.	1,444,400	54,930,532
U.S. Bancorp	1,653,239	69,154,987
Wells Fargo & Co.	1,701,499	88,256,753
		1,159,046,885
Capital Markets - 4.8%
Apollo Investment Corp.	554,100	4,526,997
Ares Capital Corp.	389,914	6,301,010
Artisan Partners Asset Management, Inc.	264,700	13,777,635
BlackRock, Inc. Class A	30,100	9,882,432
Carlyle Group LP	279,000	8,498,340
Charles Schwab Corp.	2,725,181	80,093,070
FXCM, Inc. Class A	168,835	2,676,035
Invesco Ltd.	193,300	7,631,484
KKR & Co. LP	2,338,362	52,145,473
Morgan Stanley	1,789,800	61,873,386
Northern Trust Corp.	923,951	62,856,387
Oaktree Capital Group LLC Class A	141,800	7,245,980
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	1,579,636	$ 116,277,006
The Blackstone Group LP	869,200	27,362,416
		461,147,651
Diversified Financial Services - 0.7%
IntercontinentalExchange Group, Inc.	235,025	45,841,626
TPG Specialty Lending, Inc.	1,138,618	18,229,274
		64,070,900
Insurance - 1.5%
Brown & Brown, Inc.	241,100	7,751,365
Genworth Financial, Inc. Class A (a)	615,900	8,068,290
Marsh & McLennan Companies, Inc.	436,907	22,867,712
MetLife, Inc.	1,409,800	75,734,456
MetLife, Inc. unit	360,900	11,112,111
Principal Financial Group, Inc.	270,700	14,203,629
		139,737,563
Real Estate Investment Trusts - 0.3%
First Potomac Realty Trust	236,931	2,783,939
Gaming & Leisure Properties	123,100	3,803,790
Sun Communities, Inc.	268,469	13,557,685
WP Carey, Inc.	160,000	10,203,200
		30,348,614
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. (a)	689,400	5,384,214
Radian Group, Inc.	995,994	14,202,874
		19,587,088
TOTAL FINANCIALS		1,873,938,701
HEALTH CARE - 8.5%
Biotechnology - 1.4%
Amgen, Inc.	879,019	123,467,009
Intercept Pharmaceuticals, Inc. (a)	25,800	6,106,602
		129,573,611
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	611,349	25,426,005
Ansell Ltd.	354,030	6,028,935
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ResMed, Inc. (e)	285,157	$ 14,049,685
Zimmer Holdings, Inc.	294,600	29,622,030
		75,126,655
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	473,900	35,504,588
McKesson Corp.	424,647	82,666,031
Patterson Companies, Inc.	528,760	21,906,527
Quest Diagnostics, Inc.	284,518	17,264,552
		157,341,698
Pharmaceuticals - 4.7%
AbbVie, Inc.	850,920	49,149,139
Astellas Pharma, Inc.	1,452,700	21,629,898
GlaxoSmithKline PLC sponsored ADR	2,203,800	101,308,686
Johnson & Johnson	1,293,570	137,881,626
Novartis AG sponsored ADR	542,330	51,049,523
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,436,284	77,200,265
Theravance, Inc. (e)	352,300	6,020,807
		444,239,944
TOTAL HEALTH CARE		806,281,908
INDUSTRIALS - 12.4%
Aerospace & Defense - 2.1%
Meggitt PLC	3,350,700	24,509,127
Rolls-Royce Group PLC	1,084,950	16,964,269
The Boeing Co.	778,141	99,119,601
United Technologies Corp.	562,100	59,357,760
		199,950,757
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	493,847	32,751,933
FedEx Corp.	35,700	5,763,765
PostNL NV (a)	3,467,900	14,984,429
United Parcel Service, Inc. Class B	1,222,445	120,154,119
		173,654,246
Airlines - 0.1%
Copa Holdings SA Class A	97,300	10,439,317
Commercial Services & Supplies - 0.8%
ADT Corp. (e)	1,253,700	44,456,202
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
KAR Auction Services, Inc.	737,185	$ 21,105,607
Waste Management, Inc.	121,400	5,770,142
		71,331,951
Electrical Equipment - 0.3%
Hubbell, Inc. Class B	265,503	32,001,077
Industrial Conglomerates - 3.2%
General Electric Co.	11,681,956	299,291,713
Machinery - 0.4%
Cummins, Inc.	21,500	2,837,570
Deere & Co.	313,300	25,687,467
Stanley Black & Decker, Inc.	40,500	3,595,995
Valmont Industries, Inc.	44,300	5,977,399
		38,098,431
Professional Services - 0.4%
Acacia Research Corp.	582,945	9,023,989
Bureau Veritas SA	1,109,355	24,513,484
Exova Group Ltd. PLC (a)	944,600	2,702,812
		36,240,285
Road & Rail - 2.5%
CSX Corp.	3,107,208	99,617,088
J.B. Hunt Transport Services, Inc.	769,088	56,950,966
Kansas City Southern	115,400	13,986,480
Norfolk Southern Corp.	442,834	49,420,274
TransForce, Inc.	596,400	14,394,118
		234,368,926
Trading Companies & Distributors - 0.8%
Brenntag AG	96,000	4,717,946
W.W. Grainger, Inc.	130,100	32,739,665
Watsco, Inc.	481,147	41,465,248
		78,922,859
TOTAL INDUSTRIALS		1,174,299,562
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 2.3%
Cisco Systems, Inc.	5,450,033	137,177,331
QUALCOMM, Inc.	1,119,500	83,705,015
		220,882,346
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 3.1%
Google, Inc.:
Class A (a)	213,509	$ 125,630,831
Class C (a)	190,309	109,876,804
Yahoo!, Inc. (a)	1,450,242	59,097,362
		294,604,997
IT Services - 5.2%
Amadeus IT Holding SA Class A	91,500	3,423,156
Cognizant Technology Solutions Corp. Class A (a)	845,718	37,862,795
Computer Sciences Corp.	566,188	34,622,396
Fidelity National Information Services, Inc.	417,500	23,505,250
IBM Corp.	279,794	53,113,295
MasterCard, Inc. Class A	1,105,300	81,703,776
Paychex, Inc.	2,986,541	132,005,112
Quindell PLC	1,563,786	3,682,279
The Western Union Co.	999,200	16,027,168
Unisys Corp. (a)	541,573	12,678,224
Visa, Inc. Class A	415,500	88,655,235
		487,278,686
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	2,638,900	57,026,629
Broadcom Corp. Class A	1,895,560	76,618,535
		133,645,164
Software - 3.5%
Intuit, Inc.	57,200	5,013,580
Microsoft Corp.	6,571,617	304,660,164
Oracle Corp.	632,169	24,199,429
		333,873,173
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	3,451,960	347,784,970
EMC Corp.	312,069	9,131,139
First Data Holdings, Inc. Class B (h)	6,283,849	25,135,396
		382,051,505
TOTAL INFORMATION TECHNOLOGY		1,852,335,871
MATERIALS - 3.4%
Chemicals - 2.9%
Airgas, Inc.	517,632	57,275,981
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Balchem Corp.	55,666	$ 3,149,026
E.I. du Pont de Nemours & Co.	476,731	34,210,217
FMC Corp.	470,280	26,895,313
Methanex Corp.	251,900	16,815,076
Monsanto Co.	750,221	84,407,365
Potash Corp. of Saskatchewan, Inc.	217,400	7,527,811
Syngenta AG (Switzerland)	113,362	35,895,595
Tronox Ltd. Class A	270,450	7,045,223
		273,221,607
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	1,287,200	42,027,080
SunCoke Energy Partners LP	127,883	3,763,597
		45,790,677
TOTAL MATERIALS		319,012,284
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	3,902,623	195,092,124
UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp.	330,000	11,249,700
Southern Co.	177,100	7,730,415
		18,980,115
TOTAL COMMON STOCKS (Cost $8,399,513,642)		9,328,515,933
Convertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (h)	81,101	654,485
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.7%
Alere, Inc. 3.00%	196,855	65,025,144
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $61,264,683)		65,679,629
Convertible Bonds - 0.1%
		Principal Amount (d)	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 5% 10/15/18 (h)		$ 2,409,076	$ 1,911,096
Peabody Energy Corp. 4.75% 12/15/41		13,140,000	9,000,900
			10,911,996
TOTAL CONVERTIBLE BONDS (Cost $13,427,139)			10,911,996
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $5,175,497)	EUR	3,370,000	4,778,162
Money Market Funds - 1.0%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	72,738,912	72,738,912
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	21,944,703	21,944,703
TOTAL MONEY MARKET FUNDS (Cost $94,683,615)		94,683,615
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $8,574,064,576)		9,504,569,335
NET OTHER ASSETS (LIABILITIES) - 0.0%		(639,996)
NET ASSETS - 100%		$ 9,503,929,339
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,778,162 or 0.0% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,700,977 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18	10/16/13 - 4/15/14	$ 2,409,076
First Data Holdings, Inc. Class B	6/26/14	$ 25,135,396
NJOY, Inc. Series D	2/14/14	$ 1,372,724
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,075
Fidelity Securities Lending Cash Central Fund	102,268
Total	$ 123,343
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,012,792,453	$ 1,012,137,968	$ -	$ 654,485
Consumer Staples	1,092,225,287	1,047,942,453	44,282,834	-
Energy	984,212,113	901,347,831	82,864,282	-
Financials	1,873,938,701	1,873,938,701	-	-
Health Care	871,307,052	871,307,052	-	-
Industrials	1,174,299,562	1,174,299,562	-	-
Information Technology	1,852,335,871	1,827,200,475	-	25,135,396
Materials	319,012,284	283,116,689	35,895,595	-
Telecommunication Services	195,092,124	195,092,124	-	-
Utilities	18,980,115	18,980,115	-	-
Corporate Bonds	10,911,996	-	10,911,996	-
Preferred Securities	4,778,162	-	4,778,162	-
Money Market Funds	94,683,615	94,683,615	-	-
Total Investments in Securities:	$ 9,504,569,335	$ 9,300,046,585	$ 178,732,869	$ 25,789,881
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $8,579,601,143. Net unrealized appreciation aggregated $924,968,192, of which $1,098,987,042 related to appreciated investment securities and $174,018,850 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Series Growth & Income Fund

September 30, 2014

1.950946.101

AMHTI-QTLY-1114

Investments September 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Automobiles - 0.1%
General Motors Co.	29,000	$ 926,260
Diversified Consumer Services - 0.3%
H&R Block, Inc.	149,400	4,632,894
Hotels, Restaurants & Leisure - 1.8%
Darden Restaurants, Inc.	132,400	6,813,304
Domino's Pizza, Inc.	11,800	908,128
Las Vegas Sands Corp.	29,400	1,828,974
McDonald's Corp.	48,795	4,626,254
Yum! Brands, Inc.	143,501	10,329,202
		24,505,862
Household Durables - 0.2%
Tupperware Brands Corp.	30,400	2,098,816
Media - 3.8%
Comcast Corp. Class A (special) (non-vtg.)	484,690	25,930,915
Lamar Advertising Co. Class A	22,000	1,083,500
Scripps Networks Interactive, Inc. Class A	24,950	1,948,346
Sinclair Broadcast Group, Inc. Class A (e)	166,671	4,348,446
Time Warner, Inc.	191,041	14,368,194
Viacom, Inc. Class B (non-vtg.)	39,000	3,000,660
		50,680,061
Multiline Retail - 2.2%
Target Corp.	471,709	29,566,720
Specialty Retail - 2.0%
DSW, Inc. Class A	83,800	2,523,218
Lowe's Companies, Inc.	352,777	18,668,959
Sally Beauty Holdings, Inc. (a)	76,800	2,102,016
Staples, Inc.	88,728	1,073,609
TJX Companies, Inc.	46,500	2,751,405
		27,119,207
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	27,100	2,028,048
TOTAL CONSUMER DISCRETIONARY		141,557,868
CONSUMER STAPLES - 11.5%
Beverages - 3.4%
Diageo PLC	216,275	6,237,833
PepsiCo, Inc.	118,894	11,067,842
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
SABMiller PLC	97,029	$ 5,392,195
The Coca-Cola Co.	547,748	23,366,930
		46,064,800
Food & Staples Retailing - 1.3%
CVS Health Corp.	103,090	8,204,933
Kroger Co.	36,063	1,875,276
Walgreen Co.	123,838	7,339,878
		17,420,087
Food Products - 0.4%
Kellogg Co.	79,379	4,889,746
Household Products - 2.1%
Procter & Gamble Co.	309,717	25,935,702
Svenska Cellulosa AB (SCA) (B Shares)	65,406	1,559,919
		27,495,621
Tobacco - 4.3%
British American Tobacco PLC sponsored ADR	174,185	19,696,840
Lorillard, Inc.	298,286	17,870,314
Philip Morris International, Inc.	153,087	12,767,456
Reynolds American, Inc.	129,500	7,640,500
		57,975,110
TOTAL CONSUMER STAPLES		153,845,364
ENERGY - 10.4%
Energy Equipment & Services - 1.0%
Ensco PLC Class A	88,500	3,655,935
National Oilwell Varco, Inc.	8,600	654,460
Oceaneering International, Inc.	46,700	3,043,439
Schlumberger Ltd.	60,720	6,174,617
		13,528,451
Oil, Gas & Consumable Fuels - 9.4%
Apache Corp.	103,847	9,748,118
BG Group PLC	625,564	11,548,441
Canadian Natural Resources Ltd.	141,345	5,491,246
Chevron Corp.	283,488	33,825,788
EQT Midstream Partners LP	16,100	1,442,721
Exxon Mobil Corp.	33,860	3,184,533
Golar LNG Ltd.	48,500	3,220,400
Imperial Oil Ltd.	164,700	7,780,952
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Holding Co. LLC	37,600	$ 1,441,584
Markwest Energy Partners LP	150,371	11,551,500
Occidental Petroleum Corp.	57,891	5,566,220
Peabody Energy Corp. (e)	74,860	926,767
PrairieSky Royalty Ltd.	8,000	251,797
Suncor Energy, Inc.	419,090	15,166,496
The Williams Companies, Inc.	225,874	12,502,126
Western Gas Partners LP	17,760	1,332,000
		124,980,689
TOTAL ENERGY		138,509,140
FINANCIALS - 20.1%
Banks - 12.2%
Bank of America Corp.	1,572,937	26,818,576
Citigroup, Inc.	587,631	30,451,038
FirstMerit Corp.	71,400	1,256,640
JPMorgan Chase & Co.	900,398	54,239,971
M&T Bank Corp.	15,280	1,883,871
PNC Financial Services Group, Inc.	93,744	8,022,612
Standard Chartered PLC (United Kingdom)	578,597	10,697,805
SunTrust Banks, Inc.	203,450	7,737,204
U.S. Bancorp	232,871	9,740,994
Wells Fargo & Co.	239,900	12,443,613
		163,292,324
Capital Markets - 5.0%
Apollo Investment Corp.	83,800	684,646
Ares Capital Corp.	55,030	889,285
Artisan Partners Asset Management, Inc.	37,300	1,941,465
BlackRock, Inc. Class A	4,200	1,378,944
Carlyle Group LP	41,300	1,257,998
Charles Schwab Corp.	383,854	11,281,469
FXCM, Inc. Class A	24,182	383,285
Invesco Ltd.	27,700	1,093,596
KKR & Co. LP	380,778	8,491,349
Morgan Stanley	252,080	8,714,406
Northern Trust Corp.	130,010	8,844,580
Oaktree Capital Group LLC Class A	20,000	1,022,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
State Street Corp.	222,574	$ 16,383,672
The Blackstone Group LP	122,600	3,859,448
		66,226,143
Diversified Financial Services - 0.7%
IntercontinentalExchange Group, Inc.	33,098	6,455,765
TPG Specialty Lending, Inc. (e)	169,100	2,707,291
		9,163,056
Insurance - 1.4%
Brown & Brown, Inc.	34,060	1,095,029
Genworth Financial, Inc. Class A (a)	52,000	681,200
Marsh & McLennan Companies, Inc.	61,119	3,198,968
MetLife, Inc.	198,859	10,682,705
MetLife, Inc. unit	52,000	1,601,080
Principal Financial Group, Inc.	38,200	2,004,354
		19,263,336
Real Estate Investment Trusts - 0.5%
First Potomac Realty Trust	34,579	406,303
Gaming & Leisure Properties	18,000	556,200
Sun Communities, Inc.	80,300	4,055,150
WP Carey, Inc.	22,600	1,441,202
		6,458,855
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)	62,400	487,344
Radian Group, Inc.	243,752	3,475,904
		3,963,248
TOTAL FINANCIALS		268,366,962
HEALTH CARE - 8.5%
Biotechnology - 1.4%
Amgen, Inc.	123,665	17,369,986
Intercept Pharmaceuticals, Inc. (a)	4,200	994,098
		18,364,084
Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	84,791	3,526,458
Ansell Ltd.	49,724	846,772
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ResMed, Inc. (e)	40,230	$ 1,982,132
Zimmer Holdings, Inc.	41,500	4,172,825
		10,528,187
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	66,800	5,004,656
McKesson Corp.	59,925	11,665,600
Patterson Companies, Inc.	74,477	3,085,582
Quest Diagnostics, Inc.	40,531	2,459,421
		22,215,259
Pharmaceuticals - 4.7%
AbbVie, Inc.	119,879	6,924,211
Astellas Pharma, Inc.	204,800	3,049,359
GlaxoSmithKline PLC sponsored ADR	310,840	14,289,315
Johnson & Johnson	182,374	19,439,245
Novartis AG sponsored ADR	76,432	7,194,544
Teva Pharmaceutical Industries Ltd. sponsored ADR	202,549	10,887,009
Theravance, Inc.	50,332	860,174
		62,643,857
TOTAL HEALTH CARE		113,751,387
INDUSTRIALS - 12.4%
Aerospace & Defense - 2.1%
Meggitt PLC	472,100	3,453,236
Rolls-Royce Group PLC	152,989	2,392,135
The Boeing Co.	109,679	13,970,911
United Technologies Corp.	79,420	8,386,752
		28,203,034
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	69,613	4,616,734
FedEx Corp.	5,000	807,250
PostNL NV (a)	489,000	2,112,917
United Parcel Service, Inc. Class B	172,170	16,922,589
		24,459,490
Airlines - 0.1%
Copa Holdings SA Class A	13,700	1,469,873
Commercial Services & Supplies - 0.7%
ADT Corp. (e)	169,200	5,999,832
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
KAR Auction Services, Inc.	104,397	$ 2,988,886
Waste Management, Inc.	17,500	831,775
		9,820,493
Electrical Equipment - 0.4%
Hubbell, Inc. Class B	37,537	4,524,335
Industrial Conglomerates - 3.2%
General Electric Co.	1,645,566	42,159,401
Machinery - 0.4%
Cummins, Inc.	3,000	395,940
Deere & Co.	44,200	3,623,958
Stanley Black & Decker, Inc.	6,000	532,740
Valmont Industries, Inc.	6,200	836,566
		5,389,204
Professional Services - 0.4%
Acacia Research Corp.	93,900	1,453,572
Bureau Veritas SA	156,550	3,459,295
Exova Group Ltd. PLC (a)	139,700	399,728
		5,312,595
Road & Rail - 2.5%
CSX Corp.	438,812	14,068,313
J.B. Hunt Transport Services, Inc.	108,365	8,024,428
Kansas City Southern	16,100	1,951,320
Norfolk Southern Corp.	62,480	6,972,768
TransForce, Inc. (e)	82,800	1,998,379
		33,015,208
Trading Companies & Distributors - 0.8%
Brenntag AG	13,500	663,461
W.W. Grainger, Inc.	18,370	4,622,811
Watsco, Inc.	67,851	5,847,399
		11,133,671
TOTAL INDUSTRIALS		165,487,304
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 2.3%
Cisco Systems, Inc.	765,840	19,276,193
QUALCOMM, Inc.	157,710	11,791,977
		31,068,170
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 3.1%
Google, Inc.:
Class A (a)	30,059	$ 17,687,016
Class C (a)	26,859	15,507,312
Yahoo!, Inc. (a)	204,486	8,332,805
		41,527,133
IT Services - 5.2%
Amadeus IT Holding SA Class A	13,200	493,832
Cognizant Technology Solutions Corp. Class A (a)	119,102	5,332,197
Computer Sciences Corp.	79,787	4,878,975
Fidelity National Information Services, Inc.	58,811	3,311,059
IBM Corp.	39,474	7,493,349
MasterCard, Inc. Class A	155,450	11,490,864
Paychex, Inc.	421,114	18,613,239
Quindell PLC	223,220	525,621
The Western Union Co.	142,430	2,284,577
Unisys Corp. (a)	76,400	1,788,524
Visa, Inc. Class A	58,270	12,433,070
		68,645,307
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	372,626	8,052,448
Broadcom Corp. Class A	267,037	10,793,636
		18,846,084
Software - 3.5%
Intuit, Inc.	8,200	718,730
Microsoft Corp.	925,408	42,901,915
Oracle Corp.	89,113	3,411,246
		47,031,891
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	486,206	48,985,255
EMC Corp.	44,023	1,288,113
First Data Holdings, Inc. Class B (h)	911,424	3,645,696
		53,919,064
TOTAL INFORMATION TECHNOLOGY		261,037,649
MATERIALS - 3.4%
Chemicals - 2.9%
Airgas, Inc.	73,219	8,101,682
Balchem Corp.	7,890	446,337
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.	67,130	$ 4,817,249
FMC Corp.	66,371	3,795,757
Methanex Corp.	35,500	2,369,731
Monsanto Co.	105,714	11,893,882
Potash Corp. of Saskatchewan, Inc.	30,610	1,059,919
Syngenta AG (Switzerland)	15,786	4,998,570
Tronox Ltd. Class A	39,289	1,023,478
		38,506,605
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	181,300	5,919,445
SunCoke Energy Partners LP	18,654	548,987
		6,468,432
TOTAL MATERIALS		44,975,037
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Verizon Communications, Inc.	550,459	27,517,445
UTILITIES - 0.2%
Electric Utilities - 0.2%
Exelon Corp.	46,500	1,585,185
Southern Co.	25,000	1,091,250
		2,676,435
TOTAL COMMON STOCKS (Cost $1,180,262,890)		1,317,724,591
Convertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (h)	12,494	100,827
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.7%
Alere, Inc. 3.00%	28,287	9,343,762
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,976,573)		9,444,589
Convertible Bonds - 0.2%
		Principal Amount (d)	Value
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc.:
3% 2/27/17		$ 820,000	$ 685,528
5% 10/15/18 (h)		768,854	609,924
Peabody Energy Corp. 4.75% 12/15/41		1,920,000	1,315,200
			2,610,652
TOTAL CONVERTIBLE BONDS (Cost $2,996,684)			2,610,652
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $829,308)	EUR	540,000	765,640
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	5,477,631	5,477,631
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	12,712,230	12,712,230
TOTAL MONEY MARKET FUNDS (Cost $18,189,861)		18,189,861
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $1,210,255,316)		1,348,735,333
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(12,512,575)
NET ASSETS - 100%		$ 1,336,222,758
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $765,640 or 0.0% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,356,447 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18	10/16/13 - 4/15/14	$ 768,854
First Data Holdings, Inc. Class B	6/26/14	$ 3,645,696
NJOY, Inc. Series D	2/14/14	$ 211,475
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 941
Fidelity Securities Lending Cash Central Fund	42,668
Total	$ 43,609
Other Information

The following is a summary of the inputs used, as of September 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 141,658,695	$ 141,557,868	$ -	$ 100,827
Consumer Staples	153,845,364	147,607,531	6,237,833	-
Energy	138,509,140	126,960,699	11,548,441	-
Financials	268,366,962	268,366,962	-	-
Health Care	123,095,149	123,095,149	-	-
Industrials	165,487,304	165,487,304	-	-
Information Technology	261,037,649	257,391,953	-	3,645,696
Materials	44,975,037	39,976,467	4,998,570	-
Telecommunication Services	27,517,445	27,517,445	-	-
Utilities	2,676,435	2,676,435	-	-
Corporate Bonds	2,610,652	-	2,610,652	-
Preferred Securities	765,640	-	765,640	-
Money Market Funds	18,189,861	18,189,861	-	-
Total Investments in Securities:	$ 1,348,735,333	$ 1,318,827,674	$ 26,161,136	$ 3,746,523

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 12,255,884
Level 2 to Level 1	$ 3,808,368
Income Tax Information

At September 30, 2014, the cost of investment securities for income tax purposes was $1,211,668,605. Net unrealized appreciation aggregated $137,066,728, of which $161,095,372 related to appreciated investment securities and $24,028,644 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hastings Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hastings Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 28, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2014